Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of fees charged by managers	The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2021	2022	2023
Ship Management Fees	$19,221	$17,723	$19,199
Supervision Fees	550	1,100	3,575
Commissions	1,689	1,870	2,157